Summary Of Significant Accounting Policies - Schedule of Effect of Adoption of IFRS 15 to IFRS 9 for Consolidated Financial Statement (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017
Assets:
Cash and deposits with banks	¥ 56,793,422	¥ 54,645,472	¥ 54,696,069
Call loans and bills bought	2,360,765	1,881,880	1,881,880
Reverse repurchase agreements and cash collateral on securities borrowed	9,691,156	8,491,703	8,491,703
Trading assets	3,003,342	3,169,123	3,169,123
Derivative financial instruments	3,860,925	3,885,271	3,885,271
Financial assets at fair value through profit or loss	2,988,640	3,110,375	1,547,672
Investment securities	18,795,792	19,147,158	20,495,075
Loans and advances	88,560,861	84,805,192	85,129,070
Investments in associates and joint ventures	641,053	730,414	730,414
Property, plant and equipment	1,490,003	1,510,132	1,510,132
Intangible assets	818,219	835,902	835,902
Other assets	4,341,330	3,958,897	4,043,908
Current tax assets	50,631	87,961	87,961
Deferred tax assets	16,378	19,192	19,436
Assets held for sale	5,958,044	5,648,713	5,651,950
Total assets	199,370,561	191,927,385	192,175,566
Liabilities:
Deposits	131,657,778	128,461,527	128,461,527
Call money and bills sold	2,013,278	1,190,929	1,190,929
Repurchase agreements and cash collateral on securities lent	13,693,129	12,022,593	12,022,593
Trading liabilities	1,851,229	2,143,899	2,143,899
Derivative financial instruments	3,725,693	3,498,016	3,498,016
Borrowings	10,980,538	10,652,481	10,652,481
Debt securities in issue	11,607,347	10,569,117	10,569,117
Provisions	176,422	213,250	188,267
Other liabilities	6,802,963	6,799,291	6,882,740
Current tax liabilities	40,137	55,516	55,516
Deferred tax liabilities	446,617	340,685	397,741
Liabilities directly associated with the assets held for sale	3,745,241	3,616,941	3,616,941
Total liabilities	186,740,372	179,564,245	179,679,767
Equity:
Capital stock	2,339,443	2,338,743	2,338,743
Capital surplus	839,479	863,505	863,505
Retained earnings	5,629,654	5,419,607	5,149,193
Other reserves	2,104,670	1,921,026	2,324,349
Treasury stock	(16,292)	(12,493)	(12,493)
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	10,896,954	10,530,388	10,663,297
Non-controlling interests	1,133,507	1,233,230	1,232,980
Equity attributable to other equity instruments holders	599,728	599,522	599,522
Total equity	12,630,189	12,363,140	12,495,799	¥ 12,534,958	¥ 11,887,283
Total equity and liabilities	¥ 199,370,561	191,927,385	¥ 192,175,566
Effect of adoption of IFRS 15 [member]
Assets:
Other assets		21,662
Deferred tax assets		(423)
Total assets		21,239
Liabilities:
Provisions		1,858
Other liabilities		(1,858)
Deferred tax liabilities		6,405
Total liabilities		6,405
Equity:
Retained earnings		10,776
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.		10,776
Non-controlling interests		4,058
Total equity		14,834
Total equity and liabilities		21,239
The effect of adoption of IFRS 9 [member] | Classification and measurement/presentation [member]
Assets:
Cash and deposits with banks		(50,597)
Financial assets at fair value through profit or loss		1,562,703
Investment securities		(1,347,917)
Loans and advances		(163,934)
Other assets		(106,673)
Total assets		(106,418)
Liabilities:
Other liabilities		(106,612)
Deferred tax liabilities		59
Total liabilities		(106,553)
Equity:
Retained earnings		403,458
Other reserves		(403,323)
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.		135
Total equity		135
Total equity and liabilities		(106,418)
The effect of adoption of IFRS 9 [member] | Impairment [member]
Assets:
Loans and advances		(159,944)
Deferred tax assets		179
Assets held for sale		(3,237)
Total assets		(163,002)
Liabilities:
Provisions		23,125
Other liabilities		25,021
Deferred tax liabilities		(63,520)
Total liabilities		(15,374)
Equity:
Retained earnings		(143,820)
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.		(143,820)
Non-controlling interests		(3,808)
Total equity		(147,628)
Total equity and liabilities		¥ (163,002)